Average Annual Total Returns - CAVU Securities Share - Invesco Treasury Portfolio - CAVU Securities Class		Inception Date	1 Year	5 Years	10 Years
Total	[1]	Dec. 18, 2020	2.07%	0.96%	0.49%

[1]	CAVU Securities Class shares’ performance shown prior to the inception date is that of the Fund’s Institutional Class shares. Institutional Class shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Institutional Class shares is April 12, 1984.